Segment Reporting Revenue from External Customers by Products and Services (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Total Revenues	$ 532,789	$ 454,890	$ 456,332	$ 451,899	$ 192,473	$ 137,245	$ 116,314	$ 104,739	$ 1,895,910	$ 550,771	$ 437,963
U.S.
Revenue from External Customer [Line Items]
Total Revenues									429,599	103,890	74,526
Americas
Revenue from External Customer [Line Items]
Total Revenues									367,561	129,103	116,944
Asia Pacific
Revenue from External Customer [Line Items]
Total Revenues									131,578	46,329	41,302
Europe, Middle East, Africa
Revenue from External Customer [Line Items]
Total Revenues									$ 967,172	$ 271,449	$ 205,191